Accumulated Other Comprehensive Income (Loss) - Components of Amounts Reclassified from Accumulated Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments	(7)	(4)
Defined Benefit Plans
Total	(7)	(4)
Revenue [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments	(13)	(2)
Defined Benefit Plans
Total	(13)	(2)
Cost of revenue [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments	3	(3)
Defined Benefit Plans
Total	3	(3)
Tax effect [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency Translation Adjustments
Derivative Financial Instruments	3	1
Defined Benefit Plans
Total	$ 3	$ 1